Redeemable Noncontrolling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 01, 2015	Mar. 31, 2015
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 464.9	$ 0.0			$ 0.0
Fair value at date of acquisition				$ 411.5
Net income attributable to NCI	32.9
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(1.1)	$ 0.0	$ 0.0
Purchase of shares from NCI	(12.6)
Change in redemption value of NCI	$ 34.2